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                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                Report for the Calendar Year of Quarter Ended June 30, 2001.


                Check here if Amendment:  [ __]:  Amendment Number [__]

                This Amendment (Check only one):

                            [__] is a restatement.

                            [__] adds new holdings entries.

Name of Institutional Investment Manager filing this report:

            Bay Harbour Management, L.C.
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            885 Third Avenue, 34th Floor        New York        NY       10022
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Form 13F File Number: 28-06762

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: John D. Stout Reporting Manager: Bay Harbour Management, L.C.

Name:   John D. Stout
Title:  Principal
Phone:  (212) 371-2211

Signature, Place, and Date of Signing:

        /s/ John D. Stout
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[Signature]
        New York City, New York
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[City, State]
        August 8, 2001
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[Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager [If there are no entries in this list omit this section.]
Form 13F File Number 28-________________________________________________________
Name ___________________________________________________________________________
(Repeat as necessary)

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                              Form 13 Summary Page

                                 Report Summary


Number of Other Included Managers:

                  0
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Form 13F Information Table Entry Total:

                  9
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Form 13F Information Table Value Total:

                  $ 36,513 (thousands)
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List of Other Included Managers:

                  None
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                           FORM 13F INFORMATION TABLE

Page 1 of 1        Name of Reporting Manager   Bay Harbour Management L.C.
                                               ---------------------------

-------------------------- ----------- --------------- ---------------- --------------------------------------- -----------------
        Column 1            Column 2      Column 3        Column 4                     Column 5                     Column 6
-------------------------- ----------- --------------- ---------------- --------------------------------------- -----------------


                            Title of                        Value         Shrs. or                                 Investment
     Name of issuer          class         CUSIP          (x$1000)        prn amt      SH/PRN       Put/Call       discretion
-------------------------- ----------- --------------- ---------------- ------------ ------------ ------------- -----------------
ARCH                       Common        039381504               2,648   16,049,985       SH                           X
COMMUNICATIONS
-------------------------- ----------- --------------- ---------------- ------------ ------------ ------------- -----------------
BUCKHEAD AMERICA           Common        11835A105               1,360      660,247       SH                           X
CORPORATION
-------------------------- ----------- --------------- ---------------- ------------ ------------ ------------- -----------------
BUCKHEAD AMERICA           8% CV                                 5,000    5,000,000       PRN                          X
CORPORATION                Bond
-------------------------- ----------- --------------- ---------------- ------------ ------------ ------------- -----------------
GLOBAL LIGHT               Common        37934X100               9,149    4,103,100       SH                           X
TELECOMMUNICATIONS
-------------------------- ----------- --------------- ---------------- ------------ ------------ ------------- -----------------
LENNOX INTL INC.           Common        526107107               8,714      805,400       SH                           X
-------------------------- ----------- --------------- ---------------- ------------ ------------ ------------- -----------------
LEXENT INC.                Common        52886Q102               4,893      950,100       SH                           X
-------------------------- ----------- --------------- ---------------- ------------ ------------ ------------- -----------------
M & F WORLDWIDE            Common        552541104               1,792      459,700       SH                           X
-------------------------- ----------- --------------- ---------------- ------------ ------------ ------------- -----------------
NCO PORTFOLIO MGT.         Common        62885J108               1,460      245,915       SH                           X
-------------------------- ----------- --------------- ---------------- ------------ ------------ ------------- -----------------
TRUMP HOTELS, &            Common        898168109               1,497      741,200       SH                           X
CASINOS
-------------------------- ----------- --------------- ---------------- ------------ ------------ ------------- -----------------
AGGREGATE                                                       36,513  24,015,647
TOTAL                                                                   SH 5,000,000
                                                                        PRN
-------------------------- ----------- --------------- ---------------- ------------ ------------ ------------- -----------------



-------------------------- --------------- -------------------------------
        Column 1              Column 7                Column 8
-------------------------- --------------- -------------------------------
                                                    Voting Authority

                                           -------------------------------
                               Other
     Name of issuer           managers       Sole     Shared      None
-------------------------- --------------- --------- ---------- ----------
ARCH                                          X
COMMUNICATIONS
-------------------------- --------------- --------- ---------- ----------
BUCKHEAD AMERICA                              X
CORPORATION
-------------------------- --------------- --------- ---------- ----------
BUCKHEAD AMERICA                              X
CORPORATION
-------------------------- --------------- --------- ---------- ----------
GLOBAL LIGHT                                  X
TELECOMMUNICATIONS
-------------------------- --------------- --------- ---------- ----------
LENNOX INTL INC.                              X
-------------------------- --------------- --------- ---------- ----------
LEXENT INC.                                   X
-------------------------- --------------- --------- ---------- ----------
M & F WORLDWIDE                               X
-------------------------- --------------- --------- ---------- ----------
NCO PORTFOLIO MGT.                            X
-------------------------- --------------- --------- ---------- ----------
TRUMP HOTELS, &                               X
CASINOS
-------------------------- --------------- --------- ---------- ----------
AGGREGATE
TOTAL

-------------------------- --------------- --------- ---------- ----------